CONDENSED CONSOLIDATED STATEMENTS OF REDEEMABLE CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' (DEFICIT) EQUITY - USD ($)	Total	Newly Stated [Member] [1]	Common Stock	Common Stock Revision of Prior Period, Adjustment [Member]	Common Stock Newly Stated [Member] [1]	Additional Paid-In Capital	Additional Paid-In Capital Revision of Prior Period, Adjustment [Member]	Additional Paid-In Capital Newly Stated [Member] [1]	Accumulated Other Comprehensive Gain (Loss)	Accumulated Other Comprehensive Gain (Loss) Newly Stated [Member] [1]	Accumulated Deficit	Accumulated Deficit Newly Stated [Member] [1]	Preferred Stock [Member] Redeemable Convertible Preferred Stock [Member]	Preferred Stock [Member] Redeemable Convertible Preferred Stock [Member] Revision of Prior Period, Adjustment [Member]	Preferred Stock [Member] Redeemable Convertible Preferred Stock [Member] Newly Stated [Member] [1]	Rigetti Holdings Inc	Rigetti Holdings Inc Newly Stated [Member]	[1]	Rigetti Holdings Inc Common Stock	Rigetti Holdings Inc Common Stock Revision of Prior Period, Adjustment [Member]	Rigetti Holdings Inc Common Stock Newly Stated [Member] [1]	Rigetti Holdings Inc Additional Paid-In Capital	Rigetti Holdings Inc Additional Paid-In Capital Newly Stated [Member]	[1]	Rigetti Holdings Inc Accumulated Other Comprehensive Gain (Loss)	Rigetti Holdings Inc Accumulated Other Comprehensive Gain (Loss) Newly Stated [Member]	[1]	Rigetti Holdings Inc Accumulated Deficit	Rigetti Holdings Inc Accumulated Deficit Newly Stated [Member]	[1]	Rigetti Holdings Inc Preferred Stock [Member] Redeemable Convertible Preferred Stock [Member]	Rigetti Holdings Inc Preferred Stock [Member] Redeemable Convertible Preferred Stock [Member] Revision of Prior Period, Adjustment [Member]	Rigetti Holdings Inc Preferred Stock [Member] Redeemable Convertible Preferred Stock [Member] Newly Stated [Member] [1]	Rigetti Holdings Inc Conversion Of Convertible Notes [Member]	Rigetti Holdings Inc Conversion Of Convertible Notes [Member] Common Stock	Rigetti Holdings Inc Conversion Of Convertible Notes [Member] Additional Paid-In Capital	Rigetti Holdings Inc Conversion Of Convertible Notes [Member] Preferred Stock [Member] Redeemable Convertible Preferred Stock [Member]	Rigetti Holdings Inc Conversion Of Simple Agreements For Future Equity [Member] Preferred Stock [Member] Redeemable Convertible Preferred Stock [Member]	Rigetti Holdings Inc Issued To Customer [Member]	Rigetti Holdings Inc Issued To Customer [Member] Additional Paid-In Capital	Rigetti Holdings Inc Series C One Redeemable Convertible Preferred Stock [Member]	Rigetti Holdings Inc Series C One Redeemable Convertible Preferred Stock [Member] Additional Paid-In Capital	Rigetti Holdings Inc Series C One Redeemable Convertible Preferred Stock [Member] Preferred Stock [Member] Redeemable Convertible Preferred Stock [Member]
Beginning balance at Jan. 31, 2020																$ (128,412,666)	$ (128,412,666)		$ 8		$ 8	$ 14,364,973	$ 14,364,973		$ (15,311)	$ (15,311)		$ (142,762,336)	$ (142,762,336)		$ 120,793,893	$ (3,014,971)	$ 120,793,893
Beginning balance, shares at Jan. 31, 2020																			8,165,828	(1,739,599)	6,426,229										14,154,064		11,139,093
Issuance of common stock upon conversion of legacy Series C and Series C-1 preferred stock in connection with the Business Combination																120,793,893			$ 4			120,793,889									$ (120,793,893)
Conversion of Series B/A Preferred Stock to Common Stock upon Equity Restructuring, shares																			2,784,748												(11,139,093)
Issuance of Common Stock upon Modification of Convertible Notes																1,443,605			$ 7			1,443,598
Issuance of Common Stock upon Modification of Convertible Notes, shares																			5,410,006
Issuance of Series C Preferred Stock, Net, shares																															46,885,511							1,261,704					8,983,968
Issuance of Series C Preferred Stock, Net																															$ 52,786,276							$ 1,190,530
Issuance of Common Stock Warrants to Investors																1,236,600						1,236,600																	$ 154,330	$ 154,330
Issuance of Series C-1 Preferred Stock to Participating Series B/A Preferred Stock Holders																																									$ (7,734,083)	$ (7,734,083)	$ 7,734,083
Issuance of Series C, C-1, Common Stock and Warrants upon Conversion of Notes																																		$ 489,877	$ 2	$ 489,875	$ 19,812,252
Issuance of Series C, C-1, Common Stock and Warrants upon Conversion of Notes, shares																																			1,602,795		20,565,496
Issuance of common stock upon exercise of stock options																51,384						51,384
Issuance of common stock upon exercise of stock options, shares																			187,757
Issuance of common stock upon exercise of legacy Rigetti common stock warrants																14,980						14,980
Issuance of common stock upon exercise of legacy Rigetti common stock warrants, shares																			55,089
Issuance of Common Stock upon Release of Acquisition Escrow, shares																			115,901
Stock-Based Compensation																2,592,038						2,592,038
Foreign currency translation gain (loss)																72,136									72,136
Net loss																(26,127,496)												(26,127,496)
Ending balance at Jan. 31, 2021																$ (35,425,402)			$ 21			133,407,584			56,825			(168,889,832)			$ 81,523,141
Ending balance, shares at Jan. 31, 2021																			16,582,525												77,696,679
Beginning balance at Dec. 31, 2020	$ (32,256,000)	$ (32,256,000)		$ 2,000	$ 2,000	$ 133,144,000	$ (2,000)	$ 133,142,000	$ 5,000	$ 5,000	$ (165,405,000)	$ (165,405,000)	$ 81,523,000		$ 81,523,000
Beginning balance, shares at Dec. 31, 2020			20,975,317	(4,467,972)	16,507,345								98,726,505	(21,029,826)	77,696,679
Issuance of common stock upon exercise of stock options	26,000					26,000
Issuance of common stock upon exercise of stock options, shares			118,566
Stock-Based Compensation	597,000					597,000
Foreign currency translation gain (loss)	52,000								52,000
Net loss	(7,787,000)										(7,787,000)
Ending balance at Mar. 31, 2021	(39,368,000)		$ 2,000			133,765,000			57,000		(173,192,000)		$ 81,523,000
Ending balance, shares at Mar. 31, 2021			16,625,911										77,696,679
Beginning balance at Dec. 31, 2020	(32,256,000)	(32,256,000)		$ 2,000	$ 2,000	133,144,000	(2,000)	133,142,000	5,000	5,000	(165,405,000)	(165,405,000)	$ 81,523,000		$ 81,523,000
Beginning balance, shares at Dec. 31, 2020			20,975,317	(4,467,972)	16,507,345								98,726,505	(21,029,826)	77,696,679
Foreign currency translation gain (loss)	50,000
Net loss	(17,861,000)
Ending balance at Jun. 30, 2021	(48,832,000)		$ 2,000			134,377,000			55,000		(183,266,000)		$ 81,523,000
Ending balance, shares at Jun. 30, 2021			17,076,119										77,696,679
Issuance of common stock upon exercise of common stock warrants (Share)			111,229
Beginning balance at Dec. 31, 2020	(32,256,000)	(32,256,000)		$ 2,000	$ 2,000	133,144,000	(2,000)	133,142,000	5,000	5,000	(165,405,000)	(165,405,000)	$ 81,523,000		$ 81,523,000
Beginning balance, shares at Dec. 31, 2020			20,975,317	(4,467,972)	16,507,345								98,726,505	(21,029,826)	77,696,679
Issuance of common stock upon exercise of stock options, shares																1,404,966
Foreign currency translation gain (loss)																$ 72,136
Net loss																(26,127,496)
Ending balance at Dec. 31, 2021	(71,528,000)	(71,528,000)		$ 2,000	$ 2,000	135,551,000	(2,000)	135,549,000	52,000	52,000	(207,131,000)	(207,131,000)	$ 81,523,000		$ 81,523,000	(71,528,671)			$ 23			135,550,822			51,815			(207,131,331)			$ 81,523,141
Ending balance, shares at Dec. 31, 2021			23,153,127	(4,932,058)	18,221,069								98,726,505	(21,029,826)	77,696,679				18,221,069												77,696,679
Beginning balance at Jan. 31, 2021																(35,425,402)			$ 21			133,407,584			56,825			(168,889,832)			$ 81,523,141
Beginning balance, shares at Jan. 31, 2021																			16,582,525												77,696,679
Issuance of common stock upon exercise of stock options																374,901			$ 2			374,900
Issuance of common stock upon exercise of stock options, shares																			1,404,966
Issuance of common stock upon exercise of legacy Rigetti common stock warrants																2,968						2,967
Issuance of common stock upon exercise of legacy Rigetti common stock warrants, shares																			233,578
Stock-Based Compensation																1,765,371						1,765,371
Foreign currency translation gain (loss)																(5,010)									(5,010)
Net loss																(38,241,499)												(38,241,499)
Ending balance at Dec. 31, 2021	(71,528,000)	(71,528,000)		$ 2,000	$ 2,000	135,551,000	(2,000)	135,549,000	52,000	52,000	(207,131,000)	(207,131,000)	$ 81,523,000		$ 81,523,000	(71,528,671)			$ 23			135,550,822			51,815			(207,131,331)			$ 81,523,141
Ending balance, shares at Dec. 31, 2021			23,153,127	(4,932,058)	18,221,069								98,726,505	(21,029,826)	77,696,679				18,221,069												77,696,679
Beginning balance at Mar. 31, 2021	(39,368,000)		$ 2,000			133,765,000			57,000		(173,192,000)		$ 81,523,000
Beginning balance, shares at Mar. 31, 2021			16,625,911										77,696,679
Issuance of common stock upon exercise of stock options	90,000					90,000
Issuance of common stock upon exercise of stock options, shares			338,979
Stock-Based Compensation	521,000					521,000
Foreign currency translation gain (loss)	(2,000)								(2,000)
Net loss	(10,074,000)										(10,074,000)
Ending balance at Jun. 30, 2021	(48,832,000)		$ 2,000			134,377,000			55,000		(183,266,000)		$ 81,523,000
Ending balance, shares at Jun. 30, 2021			17,076,119										77,696,679
Issuance of common stock upon exercise of common stock warrants	1,000					1,000
Beginning balance at Dec. 31, 2021	(71,528,000)	(71,528,000)		$ 2,000	$ 2,000	135,551,000	(2,000)	135,549,000	52,000	52,000	(207,131,000)	(207,131,000)	$ 81,523,000		$ 81,523,000	(71,528,671)			$ 23			135,550,822			51,815			(207,131,331)			$ 81,523,141
Beginning balance, shares at Dec. 31, 2021			23,153,127	(4,932,058)	18,221,069								98,726,505	(21,029,826)	77,696,679				18,221,069												77,696,679
Issuance of common stock upon conversion of legacy Series C and Series C-1 preferred stock in connection with the Business Combination	81,523,000		$ 6,000			81,517,000							$ (81,523,000)
Issuance of common stock upon exercise of stock options	574,000					574,000
Issuance of common stock upon exercise of stock options, shares			1,123,539
Issuance of common stock upon exercise of legacy Rigetti common stock warrants	28,000					28,000
Issuance of common stock upon exercise of legacy Rigetti common stock warrants, shares			2,234,408
Stock-Based Compensation	11,481,000					11,481,000
Foreign currency translation gain (loss)	9,000								9,000
Net loss	(10,470,000)										(10,470,000)
Ending balance at Mar. 31, 2022	165,430,000		$ 11,000			382,959,000			61,000		(217,601,000)
Ending balance, shares at Mar. 31, 2022			113,810,285
Issuance of common stock upon conversion of legacy Series C and Series C-1 preferred stock in connection with the Business Combination, shares			57,380,563										(77,696,679)
Issuance of common stock through Business Combination and PIPE financing, net of transaction costs and derivative liabilities	153,813,000		$ 3,000			153,810,000
Issuance of common stock through Business Combination and PIPE financing, net of transaction costs and derivative liabilities, shares			34,850,706
Beginning balance at Dec. 31, 2021	(71,528,000)	$ (71,528,000)		$ 2,000	$ 2,000	135,551,000	$ (2,000)	$ 135,549,000	52,000	$ 52,000	(207,131,000)	$ (207,131,000)	$ 81,523,000		$ 81,523,000	$ (71,528,671)			$ 23			$ 135,550,822			$ 51,815			$ (207,131,331)			$ 81,523,141
Beginning balance, shares at Dec. 31, 2021			23,153,127	(4,932,058)	18,221,069								98,726,505	(21,029,826)	77,696,679				18,221,069												77,696,679
Issuance of Common Stock Warrants to Investors	$ 1,200,000
Issuance of common stock upon exercise of stock options, shares	1,353,145
Foreign currency translation gain (loss)	$ 47,000
Net loss	(20,444,000)
Ending balance at Jun. 30, 2022	$ 173,825,000		$ 11,000			401,290,000			99,000		(227,575,000)		$ 0
Ending balance, shares at Jun. 30, 2022	113,810,285		117,102,735										0
Beginning balance at Mar. 31, 2022	$ 165,430,000		$ 11,000			382,959,000			61,000		(217,601,000)
Beginning balance, shares at Mar. 31, 2022			113,810,285
Issuance of common stock upon exercise of stock options	62,000					62,000
Issuance of common stock upon exercise of stock options, shares			229,606
Stock-Based Compensation	11,041,000					11,041,000
Foreign currency translation gain (loss)	38,000								38,000
Net loss	(9,974,000)										(9,974,000)
Ending balance at Jun. 30, 2022	$ 173,825,000		$ 11,000			401,290,000			$ 99,000		$ (227,575,000)		$ 0
Ending balance, shares at Jun. 30, 2022	113,810,285		117,102,735										0
Issuance of common stock upon release of RSUs (Share)			1,360,634
Issuance of common stock upon exercise of common stock warrants (Share)			1,702,210
Issuance of common stock upon exercise of common stock warrants	$ 5,011,000					5,011,000
Reclassification of loan and security agreement warrants to equity	6,370,000					6,370,000
Settlement of the first tranche of forward contract	(3,305,000)					(3,305,000)
Capitalization of deferred costs to equity upon share issuance	$ (848,000)					$ (848,000)

[1]	Shares of legacy Redeemable Convertible Series C Preferred Stock, Redeemable Convertible Series C-1 Preferred Stock, legacy Class A common stock, and legacy Class B common stock have been retroactively restated to give effect to the Business Combination.